Note 12 - Revenue	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

12. Revenue

Disaggregation of Revenue

In the following table, revenue is disaggregated by major product and service lines and timing of revenue recognition.

	Year Ended December 31,
	2023	2022
	A$	A$
Major product/service lines
Coagulation testing products	2,607,506	2,366,331
Laboratory testing services	996,346	1,145,560
Wine testing products	2,528,666	1,013,071
Veterinary diabetes products	500,320	0
	6,632,838	4,524,962

Timing of revenue recognition
Products and services transferred at a point in time	6,632,838	4,524,962

Contract Balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	Year Ended December 31,
	2023	2022
	A$	A$
Receivables	2,125,500	974,323
Contract liabilities	36,132	29,851

The Company’s contract liabilities represent the Company’s obligation to transfer products to customers for which the Company has received consideration from customers, but the transfer has not yet been completed.

Significant changes in the contract assets and the contract liabilities balances during the period are as follows:

	Year Ended December 31,
	2023	2022
	A$	A$
Contract Liabilities - current
Opening balance	29,851	38,431
Closing balance	36,132	29,851
Net increase/(decrease)	6,281	(8,580)

The Company expects all of the Company’s contract liabilities to be realized by December 31, 2024.